PIMCO Funds

Supplement Dated February 4, 2021 to the Bond Funds Prospectus

dated July 31, 2020, as supplemented from time to time

Disclosure Related to the PIMCO Dynamic Bond Fund (the “Fund”)

Pacific Investment Management Company LLC (“PIMCO”) has announced that Mohsen Fahmi will retire from PIMCO effective December 31, 2021. Mr. Fahmi will continue to serve as a portfolio manager of the Fund until December 31, 2021 or such earlier date to be disclosed in a subsequent supplement.

Investors Should Retain This Supplement for Future Reference

PIMCO_SUPP1_020421

PIMCO Funds

Supplement Dated February 4, 2021 to the Asset Allocation Funds Prospectus

dated July 31, 2020, as supplemented from time to time (the “Prospectus”)

Disclosure Related to the PIMCO Multi-Strategy Alternative Fund (the “Fund”)

Effective immediately, the Fund is jointly and primarily managed by Marc Seidner, Mohsen Fahmi and Emmanuel Sharef. Accordingly, effective immediately, the paragraph in the “Investment Adviser/Portfolio Managers” section in the Fund’s Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. Research Affiliates serves as the Fund’s sub-adviser with respect to the Fund’s use of the RAE Model Portfolios. The Fund’s portfolio is jointly and primarily managed by Marc Seidner, Mohsen Fahmi and Emmanual Sharef. Mr. Seidner is CIO Non-traditional Strategies and a Managing Director of PIMCO, Mr. Fahmi is a Managing Director of PIMCO and Dr. Sharef is an Executive Vice President of PIMCO. Mr. Seidner has jointly and primarily managed the Fund since February 2021, Mr. Fahmi has jointly and primarily managed the Fund since its inception in December 2014, and Dr. Sharef has jointly and primarily managed the Fund since December 2018.

In addition, effective immediately, disclosure concerning the Fund’s portfolio managers in the table in the “Management of the Funds—Individual Portfolio Managers” section of the Prospectus is deleted and replaced with the following:

Fund	Portfolio Manager	Since	Recent Professional Experience
PIMCO Multi-Strategy Alternative Fund	Mohsen Fahmi	12/14*

Managing Director, PIMCO. Mr. Fahmi joined PIMCO in 2014 and is a generalist portfolio manager focusing on global fixed income assets. Prior to joining PIMCO, Mr. Fahmi was with Moore Capital Management, most recently as a senior portfolio manager and previously as chief operating officer. Mr. Fahmi has also previously served as co-head of bond and currency proprietary trading at Tokai Bank Europe, head of leveraged investment at Salomon Brothers and executive director of proprietary trading at Goldman Sachs. Prior to this, he was a proprietary trader for J.P. Morgan in both New York and London, and he also spent seven years as an investment officer at the World Bank in Washington, DC. He has investment experience since 1985 and holds an MBA from Stanford University.

Fund	Portfolio Manager	Since	Recent Professional Experience
PIMCO Multi-Strategy Alternative Fund	Marc Seidner	2/21

CIO Non-traditional Strategies and Managing Director, PIMCO. Mr. Seidner is head of portfolio management in the New York office. He is also a generalist portfolio manager and a member of the Investment Committee. He rejoined PIMCO in November 2014 after serving as head of fixed income at GMO LLC, and previously he was a PIMCO Managing Director, generalist portfolio manager and member of the Investment Committee until January 2014. Prior to joining PIMCO in 2009, he was a managing director and domestic fixed income portfolio manager at Harvard Management Company. Previously, he was director of active core strategies at Standish Mellon Asset Management and a senior portfolio manager at Fidelity Management and Research. He has investment experience since 1988 and holds an undergraduate degree in economics from Boston College.

PIMCO Multi-Strategy Alternative Fund	Emmanuel Sharef	12/18

Executive Vice President, PIMCO. Dr. Sharef is an executive vice president and portfolio manager in the Newport Beach office, focused on asset allocation strategies and the residential real estate market. He is a member of the Americas Portfolio Committee and has served as a rotating member of the Investment Committee. Prior to joining PIMCO in 2011, he worked in the mortgage credit strategists group at Morgan Stanley. He has investment and financial services experience since 2008 and holds a Ph.D. in operations research from Cornell University, specializing in statistics and biometrics. He received an undergraduate degree from Princeton University.

*	Inception of the Fund.

In addition, Pacific Investment Management Company LLC (“PIMCO”) has announced that Mohsen Fahmi will retire from PIMCO effective December 31, 2021. Mr. Fahmi will continue to serve as a portfolio manager of the Fund until December 31, 2021 or such earlier date to be disclosed in a subsequent supplement.

Investors Should Retain This Supplement for Future Reference

PIMCO_SUPP2_020421

PIMCO Funds

Supplement Dated February 4, 2021 to the Equity-Related Strategy Funds Prospectus

dated July 31, 2020, as supplemented from time to time (the “Prospectus”)

Disclosure Related to the PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE PLUS EMG Fund, PIMCO RAE PLUS Fund, PIMCO RAE PLUS International Fund, PIMCO RAE PLUS Small Fund, PIMCO RAE Worldwide Long/Short PLUS Fund, PIMCO StocksPLUS® Absolute Return Fund, PIMCO StocksPLUS® Fund, PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged), PIMCO StocksPLUS® International Fund (Unhedged), PIMCO StocksPLUS® Short Fund and PIMCO StocksPLUS® Small Fund (each, a “Fund” and together, the “Funds”)

Effective immediately, each of the PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE PLUS EMG Fund, PIMCO RAE PLUS Fund, PIMCO RAE PLUS International Fund and PIMCO RAE PLUS Small Fund is jointly and primarily managed by Robert D. Arnott, Christopher J. Brightman, Marc Seidner, Mohsen Fahmi, Bryan Tsu and Jing Yang. Accordingly, effective immediately, the paragraph in the “Investment Adviser/Portfolio Managers” section in the Fund Summary of each of the PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE PLUS EMG Fund, PIMCO RAE PLUS Fund, PIMCO RAE PLUS International Fund and PIMCO RAE PLUS Small Fund in the Prospectus is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. Research Affiliates serves as the Fund’s sub-adviser. The Fund’s portfolio is jointly and primarily managed by Robert D. Arnott, Christopher J. Brightman, Marc Seidner, Mohsen Fahmi, Bryan Tsu and Jing Yang. Mr. Arnott is the Chairman and Founder of Research Affiliates. Mr. Brightman is the Chief Investment Officer of Research Affiliates. Mr. Seidner is CIO Non-traditional Strategies and a Managing Director of PIMCO. Mr. Fahmi is a Managing Director of PIMCO, and Mr. Tsu and Ms. Yang are Executive Vice Presidents of PIMCO. Mr. Arnott has jointly and primarily managed the Fund since September 2014. Mr. Fahmi has jointly and primarily managed the Fund since January 2015. Mr. Brightman has jointly and primarily managed the Fund since July 2017, and Mr. Tsu and Ms. Yang have jointly and primarily managed the Fund since July 2018. Mr. Seidner has jointly and primarily managed the Fund since February 2021.

In addition, effective immediately, the PIMCO RAE Worldwide Long/Short PLUS Fund is jointly and primarily managed by Robert D. Arnott, Christopher J. Brightman, Marc Seidner, Mohsen Fahmi, Bryan Tsu, Jing Yang and Graham Rennison. Accordingly, effective immediately, the paragraph in the “Investment Adviser/Portfolio Managers” section in the PIMCO RAE Worldwide Long/Short PLUS Fund’s Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. Research Affiliates serves as the Fund’s sub-adviser. The Fund’s portfolio is jointly and primarily managed by Robert D. Arnott, Christopher J. Brightman, Marc Seidner, Mohsen Fahmi, Bryan Tsu, Jing Yang and Graham Rennison. Mr. Arnott is the Chairman and Founder of Research Affiliates. Mr. Brightman is the Chief Investment Officer of Research Affiliates. Mr. Seidner is CIO Non-traditional Strategies and a Managing Director of PIMCO. Mr. Fahmi is a Managing Director of PIMCO. Each of Mr. Tsu and Ms. Yang is an Executive Vice President of PIMCO. Mr. Rennison is a Senior Vice President of PIMCO. Messrs. Arnott and Fahmi have jointly and primarily managed the Fund since its inception in December 2014. Mr. Brightman has jointly and primarily managed the Fund since July 2017. Mr. Tsu and Ms. Yang have jointly and primarily managed the Fund since July 2018. Mr. Rennison has jointly and primarily managed the Fund since May 2019. Mr. Seidner has jointly and primarily managed the Fund since February 2021.

Effective immediately, each of the PIMCO StocksPLUS® Absolute Return Fund, PIMCO StocksPLUS® Fund, PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged), PIMCO StocksPLUS® International Fund (Unhedged), PIMCO StocksPLUS® Short Fund and PIMCO StocksPLUS® Small Fund is jointly and primarily managed by Marc Seidner, Mohsen Fahmi, Bryan Tsu and Jing Yang. Accordingly, effective immediately, the paragraph in the “Investment Adviser/Portfolio Managers” section in the Fund Summary of each of PIMCO StocksPLUS® Absolute Return Fund, PIMCO StocksPLUS® Fund, PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged), PIMCO StocksPLUS® International Fund (Unhedged), PIMCO StocksPLUS® Short Fund and PIMCO StocksPLUS® Small Fund in the Prospectus is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is jointly and primarily managed by Marc Seidner, Mohsen Fahmi, Bryan Tsu and Jing Yang. Mr. Seidner is CIO Non-traditional Strategies and a Managing Director of PIMCO. Mr. Fahmi is a Managing Director of PIMCO, and each of Mr. Tsu and Ms. Yang is an Executive Vice President of PIMCO. Mr. Seidner has jointly and primarily managed the Fund since February 2021, Mr. Fahmi has jointly and primarily managed the Fund since September 2014, and Mr. Tsu and Ms. Yang have jointly and primarily managed the Fund since July 2018.

In addition, effective immediately, disclosure concerning the Funds’ portfolio managers in the table in the “Management of the Funds—Individual Portfolio Managers” section of the Prospectus is deleted and replaced with the following:

Fund	Portfolio Manager	Since	Recent Professional Experience
PIMCO RAE Fundamental Advantage PLUS Fund* PIMCO RAE PLUS EMG Fund* PIMCO RAE PLUS Fund* PIMCO RAE PLUS International Fund* PIMCO RAE PLUS Small Fund* PIMCO RAE Worldwide Long/Short PLUS Fund**	Robert D. Arnott	9/14 9/14 9/14 9/14 9/14 12/14(† )	Chairman and Founder, Research Affiliates, since July 2002. Previously, Mr. Arnott was Chairman of First Quadrant, L.P. until April 2004. He joined First Quadrant in April 1988.

PIMCO RAE Fundamental Advantage PLUS Fund* PIMCO RAE PLUS EMG Fund* PIMCO RAE PLUS Fund* PIMCO RAE PLUS International Fund* PIMCO RAE PLUS Small Fund* PIMCO RAE Worldwide Long/Short PLUS Fund**	Christopher J. Brightman	7/17 7/17 7/17 7/17 7/17 7/17

Chief Investment Officer, Research Affiliates, since April 2014. Previously at Research Affiliates, Mr. Brightman served as a Managing Director and Head of Investment Management. Prior to joining Research Affiliates in 2010, Mr. Brightman was chief executive officer of the University of Virginia Investment Management Company.

Fund	Portfolio Manager	Since	Recent Professional Experience

PIMCO RAE Fundamental Advantage PLUS Fund*

PIMCO RAE PLUS EMG Fund*

PIMCO RAE PLUS Fund*

PIMCO RAE PLUS International Fund*

PIMCO RAE PLUS Small Fund*

PIMCO RAE Worldwide Long/Short PLUS Fund**

PIMCO StocksPLUS® Absolute Return Fund

PIMCO StocksPLUS® Fund

PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)

PIMCO StocksPLUS® International Fund (Unhedged)

PIMCO StocksPLUS® Short Fund

PIMCO StocksPLUS® Small Fund

	Mohsen Fahmi	9/14 9/14 9/14 1/15 1/15 12/14† 9/14 7/18 1/15 9/14 9/14 9/14

Managing Director, PIMCO. Mr. Fahmi joined PIMCO in 2014 and is a generalist portfolio manager focusing on global fixed income assets. Prior to joining PIMCO, Mr. Fahmi was with Moore Capital Management, most recently as a senior portfolio manager and previously as chief operating officer. Mr. Fahmi has also previously served as co-head of bond and currency proprietary trading at Tokai Bank Europe, head of leveraged investment at Salomon Brothers and executive director of proprietary trading at Goldman Sachs. Prior to this, he was a proprietary trader for J.P. Morgan in both New York and London, and he also spent seven years as an investment officer at the World Bank in Washington, DC. He has investment experience since 1984 and holds an MBA from Stanford University

PIMCO RAE Worldwide Long/Short PLUS Fund**	Graham Rennison	5/19

Senior Vice President, PIMCO. Mr. Rennison is a member of the quantitative portfolio management group, focusing on multi-asset class systematic strategies. Prior to joining PIMCO in 2011, Mr. Rennison was associated with Barclays Capital and Lehman Brothers, researching and publishing widely on quantitative strategies in the credit markets.

Fund	Portfolio Manager	Since	Recent Professional Experience

PIMCO RAE Fundamental Advantage PLUS Fund*

PIMCO RAE PLUS EMG Fund*

PIMCO RAE PLUS Fund*

PIMCO RAE PLUS International Fund*

PIMCO RAE PLUS Small Fund*

PIMCO RAE Worldwide Long/Short PLUS Fund**

PIMCO StocksPLUS® Absolute Return Fund

PIMCO StocksPLUS® Fund

PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)

PIMCO StocksPLUS® International Fund (Unhedged)

PIMCO StocksPLUS® Short Fund

PIMCO StocksPLUS® Small Fund

	Marc Seidner	2/21 2/21 2/21 2/21 2/21 2/21 2/21 2/21 2/21 2/21 2/21 2/21

CIO Non-traditional Strategies and Managing Director, PIMCO. Mr. Seidner is head of portfolio management in the New York office. He is also a generalist portfolio manager and a member of the Investment Committee. He rejoined PIMCO in November 2014 after serving as head of fixed income at GMO LLC, and previously he was a PIMCO Managing Director, generalist portfolio manager and member of the Investment Committee until January 2014. Prior to joining PIMCO in 2009, he was a managing director and domestic fixed income portfolio manager at Harvard Management Company. Previously, he was director of active core strategies at Standish Mellon Asset Management and a senior portfolio manager at Fidelity Management and Research. He has investment experience since 1988 and holds an undergraduate degree in economics from Boston College.

PIMCO RAE Fundamental Advantage PLUS Fund*

PIMCO RAE PLUS EMG Fund*

PIMCO RAE PLUS Fund*

PIMCO RAE PLUS International Fund*

PIMCO RAE PLUS Small Fund*

PIMCO RAE Worldwide Long/Short PLUS Fund**

PIMCO StocksPLUS® Absolute Return Fund

PIMCO StocksPLUS® Fund

PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)

PIMCO StocksPLUS® International Fund (Unhedged)

PIMCO StocksPLUS® Short Fund

PIMCO StocksPLUS® Small Fund

	Bryan Tsu	7/18 7/18 7/18 7/18 7/18 7/18 7/18 7/18 7/18 7/18 7/18 7/18

Executive Vice President, PIMCO. He is a portfolio manager in the New York office, focusing on commercial mortgage-backed securities and collateralized loan obligations. Prior to joining PIMCO in 2008, he worked at Bear Stearns in New York, syndicating collateralized loan and collateralized debt obligations and other asset-backed transactions. He has 12 years of investment experience and holds a bachelor’s degree in economics and operations research from Columbia University.

Fund	Portfolio Manager	Since	Recent Professional Experience

PIMCO RAE Fundamental Advantage PLUS Fund*

PIMCO RAE PLUS EMG Fund*

PIMCO RAE PLUS Fund*

PIMCO RAE PLUS International Fund*

PIMCO RAE PLUS Small Fund*

PIMCO RAE Worldwide Long/Short PLUS Fund**

PIMCO StocksPLUS® Absolute Return Fund

PIMCO StocksPLUS® Fund

PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)

PIMCO StocksPLUS® International Fund (Unhedged)

PIMCO StocksPLUS® Short Fund

PIMCO StocksPLUS® Small Fund

	Jing Yang	7/18 7/18 7/18 7/18 7/18 7/18 7/18 7/18 7/18 7/18 7/18 7/18

Executive Vice President, PIMCO. She is a portfolio manager and a mortgage specialist in the structured credit group in the Newport Beach office. Prior to joining PIMCO in 2006, she worked in home equity loan structuring at Morgan Stanley in New York. She has investment experience since 2006 and holds a Ph.D in Bioinformatics and a master’s degree in statistics from the University of Chicago.

*	Messrs. Arnott and Brightman are responsible for equity investments. Messrs. Seidner, Fahmi, Tsu and Ms. Yang are responsible for fixed income investments.

**

Messrs. Arnott and Brightman are responsible for equity investments. Messrs. Seidner, Fahmi, Tsu and Ms. Yang are responsible for fixed income investments. Mr. Rennison is responsible for quantitative asset allocation.

†	Inception of the Fund.

In addition, Pacific Investment Management Company LLC (“PIMCO”) has announced that Mohsen Fahmi will retire from PIMCO effective December 31, 2021. Mr. Fahmi will continue to serve as a portfolio manager of the Funds until December 31, 2021 or such earlier date to be disclosed in a subsequent supplement.

Investors Should Retain This Supplement for Future Reference

PIMCO_SUPP3_020421

PIMCO Funds

Supplement Dated February 4, 2021 to the Statement of Additional Information

dated July 31, 2020, as supplemented from time to time (the “SAI”)

Disclosure Related to the PIMCO Dynamic Bond Fund, PIMCO Multi-Strategy Alternative Fund, PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE PLUS EMG Fund, PIMCO RAE PLUS Fund, PIMCO RAE PLUS International Fund, PIMCO RAE PLUS Small Fund, PIMCO RAE Worldwide Long/Short PLUS Fund, PIMCO StocksPLUS® Absolute Return Fund PIMCO StocksPLUS® Fund, PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged), PIMCO StocksPLUS® International Fund (Unhedged), PIMCO StocksPLUS® Short Fund and PIMCO StocksPLUS® Small Fund (each, a “Fund” and together, the “Funds”)

Effective immediately, the PIMCO Multi-Strategy Alternative Fund is jointly and primarily managed by Marc Seidner, Mohsen Fahmi and Emmanuel Sharef; each of the PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE PLUS EMG Fund, PIMCO RAE PLUS Fund, PIMCO RAE PLUS International Fund and PIMCO RAE PLUS Small Fund is jointly and primarily managed by Robert D. Arnott, Christopher J. Brightman, Marc Seidner, Mohsen Fahmi, Bryan Tsu and Jing Yang; the PIMCO RAE Worldwide Long/Short PLUS Fund is jointly and primarily managed by Robert D. Arnott, Christopher J. Brightman, Marc Seidner, Mohsen Fahmi, Bryan Tsu, Jing Yang and Graham Rennison; and each of the PIMCO StocksPLUS® Absolute Return Fund, PIMCO StocksPLUS® Fund, PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged), PIMCO StocksPLUS® International Fund (Unhedged), PIMCO StocksPLUS® Short Fund and PIMCO StocksPLUS® Small Fund is jointly and primarily managed by Marc Seidner, Mohsen Fahmi, Bryan Tsu and Jing Yang. Accordingly, effective immediately, corresponding changes are made in the table and accompanying footnotes in the subsection titled “Portfolio Managers—Other Accounts Managed” in the SAI.

In addition, effective immediately, the following sentence is added to the end of the paragraph immediately preceding the above-mentioned table:

Effective February 4, 2021, the PIMCO Multi-Strategy Alternative Fund is jointly and primarily managed by Marc Seidner, Mohsen Fahmi and Emmanuel Sharef; each of the PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE PLUS EMG Fund, PIMCO RAE PLUS Fund, PIMCO RAE PLUS International Fund and PIMCO RAE PLUS Small Fund is jointly and primarily managed by Robert D. Arnott, Christopher J. Brightman, Marc Seidner, Mohsen Fahmi, Bryan Tsu and Jing Yang; the PIMCO RAE Worldwide Long/Short PLUS Fund is jointly and primarily managed by Robert D. Arnott, Christopher J. Brightman, Marc Seidner, Mohsen Fahmi, Bryan Tsu, Jing Yang and Graham Rennison; and each of the PIMCO StocksPLUS® Absolute Return Fund, PIMCO StocksPLUS® Fund, PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged), PIMCO StocksPLUS® International Fund (Unhedged), PIMCO StocksPLUS® Short Fund and PIMCO StocksPLUS® Small Fund is jointly and primarily managed by Marc Seidner, Mohsen Fahmi, Bryan Tsu and Jing Yang.

In addition, effective immediately, corresponding changes are made in the table and accompanying footnotes in the subsection titled “Portfolio Managers—Securities Ownership” in the SAI.

In addition, Pacific Investment Management Company LLC (“PIMCO”) has announced that Mohsen Fahmi will retire from PIMCO effective December 31, 2021. Mr. Fahmi will continue to serve as a portfolio manager of the Funds until December 31, 2021 or such earlier date to be disclosed in a subsequent supplement.

Investors Should Retain This Supplement for Future Reference

PIMCO_SUPP4_020421